Consolidated Statement of the Changes in Equity - USD ($) $ in Millions	Total	Equity attributable to the ordinary shareholders of the Group	Share capital	Share premium	Retained earnings	Own Shares	Other reserves	Non-controlling interest	Additional Tier 1 capital (AT1)
Equity at beginning of period at Dec. 31, 2022	$ 677.7	$ 580.1	$ 0.1	$ 134.3	$ 455.3	$ (7.9)	$ (1.7)	$ 0.0	$ 97.6
Profit after tax for the period	141.3	128.0			128.0				13.3
Gain/(loss) on cash flow hedge reserve	1.2	1.2					1.2
Deferred tax on cash flow hedge reserve	(0.3)	(0.3)					(0.3)
Change in fair value of financial liabilities designated at FVTPL due to own credit risk	(6.4)	(6.4)					(6.4)
Deferred tax on change in fair value of financial liabilities designated at FVTPL due to own credit risk	1.7	1.7					1.7
Gain on revaluation of investments	0.0
Deferred tax on revaluation of investments	(0.3)	(0.3)					(0.3)
Currency translation adjustments	1.8	1.8					1.8
Total comprehensive income/(loss)	139.0	125.7			128.0		(2.3)		13.3
AT1 dividends paid	(13.3)								(13.3)
Ordinary dividends paid	(45.0)	(45.0)			(45.0)
Repurchase of own shares	(3.1)	(3.1)				(3.1)
Share-based payments	20.3	20.3			20.3
Deferred tax on share-based payments	2.4	2.4					2.4
Share settlement (share-based payments)	0.0	0.0			(1.2)	1.2
Other movements	(2.1)	(2.1)			(2.1)
Equity at end of period at Dec. 31, 2023	775.9	678.3	0.1	134.3	555.3	(9.8)	(1.6)	0.0	97.6
Profit after tax for the period	218.0	204.7			204.7				13.3
Gain/(loss) on cash flow hedge reserve	(29.7)	(29.7)					(29.7)
Deferred tax on cash flow hedge reserve	7.9	7.9					7.9
Change in fair value of financial liabilities designated at FVTPL due to own credit risk	(15.9)	(15.9)					(15.9)
Deferred tax on change in fair value of financial liabilities designated at FVTPL due to own credit risk	4.0	4.0					4.0
Gain on revaluation of investments	3.4	3.4					3.4
Deferred tax on revaluation of investments	(0.9)	(0.9)					(0.9)
Currency translation adjustments	(3.3)	(3.3)					(3.3)
Total comprehensive income/(loss)	183.5	170.2			204.7		(34.5)		13.3
AT1 dividends paid	(13.3)								(13.3)
Ordinary dividends paid	(63.8)	(63.8)			(63.8)
Share premium	68.3	68.3		68.3
Repurchase of own shares	(19.8)	(19.8)				(19.8)
Fair value of the cash settlement option on the growth shares	2.3	2.3			2.3
Share-based payments	29.6	29.6			29.6
Deferred tax on share-based payments	12.8	12.8					12.8
Current tax on share based payments	0.9	0.9					0.9
Share settlement (share-based payments)	0.0	0.0			(6.4)	6.4
Other movements	0.5	0.5			0.7		(0.2)
Equity at end of period at Dec. 31, 2024		879.3	0.1	202.6	722.4	(23.2)	(22.6)	0.0	97.6
Equity	976.9
Profit after tax for the period	307.7	293.9			293.9			0.5	13.3
Gain/(loss) on cash flow hedge reserve	38.9	38.9					38.9
Deferred tax on cash flow hedge reserve	(10.2)	(10.2)					(10.2)
Change in fair value of financial liabilities designated at FVTPL due to own credit risk	0.0	0.0					0.0
Deferred tax on change in fair value of financial liabilities designated at FVTPL due to own credit risk	0.0	0.0					0.0
Gain on revaluation of investments	(0.9)	(0.9)					(0.9)
Deferred tax on revaluation of investments	0.3	0.3					0.3
Currency translation adjustments	6.7	6.7					6.7
Total comprehensive income/(loss)	342.5	328.7			293.9		34.8	0.5	13.3
AT1 dividends paid	(13.3)								(13.3)
Ordinary dividends paid	(42.2)	(42.2)			(42.2)
Share premium	0.0	0.0		24.6		(24.6)
Share-based payments	43.5	43.5			43.5
Deferred tax on share-based payments	(5.6)	(5.6)					(5.6)
Current tax on share based payments	8.8	8.8					8.8
Acquisition of own shares	(44.1)	(44.1)				(44.1)
Share settlement (share-based payments)	0.0	0.0			(33.4)	33.4
Transactions with minority interest holders	(2.9)	(2.2)			(2.2)			(0.7)
Equity at end of period at Dec. 31, 2025		$ 1,166.2	$ 0.1	$ 227.2	$ 982.0	$ (58.5)	$ 15.4	$ (0.2)	$ 97.6
Equity	$ 1,263.6